Fair Value Measurements and Trading-Related Revenue (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the fair values of financial instruments not carried at fair value in our Consolidated Balance Sheet.

(Canadian $ in millions)		2025		2024
	Carrying value	Fair value (6)	Carrying value	Fair value (6)
Securities (1)
Amortized cost	$96,610	$90,448	$115,188	$106,461

Loans (1) (2)
Residential mortgages	195,708	194,755	190,666	188,848
Consumer instalment and other personal	91,867	91,937	91,889	91,513
Credit cards	11,997	11,997	13,030	13,030
Business and government	364,265	364,866	369,776	370,101
	663,837	663,555	665,361	663,492

Deposits (3)	920,040	920,927	928,332	928,689
Securitization and structured entities’ liabilities (4)	20,211	20,100	21,850	21,653
Other liabilities (5)	3,103	2,953	2,929	2,669
Subordinated debt	8,500	8,756	8,377	8,543

(1)	Carrying value is net of ACL.
(2)
Excludes $79 million of residential mortgages classified as FVTPL, $13,231 million of business and government loans classified as FVTPL and $14 million of business and government loans classified as
FVOCI ($163 million, $12,431 million and $61 million, respectively, as at October 31, 2024).

(3)
Excludes $49,093 million of structured note liabilities, $1,129 million of money market deposits, $1,967 million of embedded options related to structured deposits carried at amortized cost and $3,973 million of metals deposits measured at fair value ($
45,222

million, $6,032 million, $1,047 million and $1,807 million, respectively, as at October 31, 2024).

(4)	Excludes $31,351 million of securitization and structured entities’ liabilities classified as FVTPL ($18,314 million as at October 31, 2024).
(5)	Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.
(6)
If financial instruments not carried at fair value were categorized based on the fair value hierarchy, all of these financial instruments would be categorized as Level 2, except for amortized cost securities, which would have $90,448 million categorized as Level 2 ($106,389 million as at October 31, 2024) and $nil million categorized as Level 3 ($72 million as at October 31, 2024).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable market information as inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	2025				2024
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$757	$11,554	$–	$12,311	$1,272	$8,764	$–	$10,036
Canadian provincial and municipal governments	–	9,035	–	9,035	–	7,585	–	7,585
U.S. federal government	3,308	27,594	–	30,902	2,688	21,560	–	24,248
U.S. states, municipalities and agencies	–	1,144	–	1,144	–	565	–	565
Other governments	199	3,927	–	4,126	92	3,757	–	3,849
NHA MBS, and U.S. agency MBS and CMO	–	56,450	–	56,450	–	40,995	–	40,995
Corporate debt	–	11,614	–	11,614	–	10,172	–	10,172
Trading loans	–	4,568	–	4,568	–	5,493	–	5,493
Corporate equity	61,495	658	–	62,153	65,559	420	4	65,983
	65,759	126,544	–	192,303	69,611	99,311	4	168,926
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	56	1,563	–	1,619	166	237	–	403
Canadian provincial and municipal governments	–	1,578	–	1,578	–	1,578	–	1,578
U.S. federal government	–	1,495	–	1,495	–	1,527	–	1,527
Other governments	–	–	–	–	–	25	–	25
NHA MBS, and U.S. agency MBS and CMO	–	18	–	18	–	21	–	21
Corporate debt	–	8,908	–	8,908	–	8,745	35	8,780
Corporate equity	1,090	822	5,824	7,736	921	910	4,899	6,730
	1,146	14,384	5,824	21,354	1,087	13,043	4,934	19,064
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	1,158	44,177	–	45,335	3,212	30,965	–	34,177
Canadian provincial and municipal governments	–	5,644	–	5,644	–	5,996	–	5,996
U.S. federal government	16	20,793	–	20,809	25	16,940	–	16,965
U.S. states, municipalities and agencies	–	5,634	–	5,634	–	5,068	–	5,068
Other governments	37	4,028	–	4,065	–	5,656	–	5,656
NHA MBS, and U.S. agency MBS and CMO	–	27,015	–	27,015	–	21,293	–	21,293
Corporate debt	–	4,515	–	4,515	–	4,370	–	4,370
Corporate equity	–	–	192	192	–	–	177	177
	1,211	111,806	192	113,209	3,237	90,288	177	93,702
Loans
Residential mortgages	–	79	–	79	–	163	–	163
Business and government loans	–	12,921	324	13,245	–	12,190	302	12,492
	–	13,000	324	13,324	–	12,353	302	12,655
Other Assets (1)	8,521	–	1,483	10,004	11,236	–	1,717	12,953
Fair Value Liabilities (2)
Deposits (3)	–	56,162	–	56,162	–	54,108	–	54,108
Securities sold but not yet purchased	14,998	39,878	–	54,876	10,631	24,399	–	35,030
Other liabilities (4)	2,142	32,096	–	34,238	1,754	19,110	–	20,864
	17,140	128,136	–	145,276	12,385	97,617	–	110,002
Derivative Assets
Interest rate contracts	15	8,666	–	8,681	36	9,851	–	9,887
Foreign exchange contracts	43	30,474	2	30,519	4	21,258	10	21,272
Commodity contracts	225	1,224	13	1,462	169	1,656	2	1,827
Equity contracts	275	16,203	10	16,488	539	13,718	–	14,257
Credit default swaps	–	1	–	1	–	10	–	10
	558	56,568	25	57,151	748	46,493	12	47,253
Derivative Liabilities
Interest rate contracts	18	10,081	–	10,099	32	10,811	–	10,843
Foreign exchange contracts	–	26,049	–	26,049	–	19,955	–	19,955
Commodity contracts	196	1,412	–	1,608	96	1,721	4	1,821
Equity contracts	175	20,793	5	20,973	75	25,596	2	25,673
Credit default swaps	–	–	–	–	–	10	1	11
	$389	$58,335	$5	$58,729	$203	$58,093	$7	$58,303

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)
Interest expense for liabilities carried at fair value is $3,476 million for the year ended October 31, 2025 ($2,774 million for the year ended October 31, 2024). Interest expense for liabilities carried at amortized cost is $38,574 million for the year ended October 31, 2025 ($43,743 million for the year ended October 31, 2024).

(3)	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)
Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations.

(Canadian $ in millions, except as noted)							2025
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs	Range of input values (1)		Changes in fair value from using reasonably possible alternatives (2)
					Low	High
Private equity	Corporate equity	$6,016	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	5	28	(38)/38
Investment properties	Other assets	1,396	Income approach	Capitalization rate	5%	7%	(108)/128

							2024
Private equity	Corporate equity	$4,899	Net asset value	Net asset value	na	na	na
			EV/EBITDA	Multiple	5	21	(18)/18
Investment properties	Other assets	1,363	Income approach	Capitalization rate	2%	8%	(118)/151

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)
Net asset values are provided by fund managers and therefore have no other reasonably possible alternative assumptions. Sensitivity of private equity investments is determined by adjusting the price multiples. Sensitivity of investment properties is determined by adjusting the capitalization rate.

na – not applicable

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the years ended October 31, 2025 and 2024, including realized and unrealized gains (losses) included in earnings and other comprehensive
income, as well as transfers into and out of Level 3. Transfers from Level 2 to Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers from Level 3 to Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the year ended October 31, 2025 (Canadian $ in millions)	Fair value as at October 31, 2024	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2025	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$5	$(5)	$–	$–	$–	$–	$–
Corporate equity	4	–	–	2	–	–	–	(6)	–	–
Total trading securities	4	–	–	7	(5)	–	–	(6)	–	–
FVTPL Securities
Corporate debt	35	1	–	2	–	–	–	(38)	–	1
Corporate equity	4,899	(96)	17	1,180	(252)	–	82	(6)	5,824	36
Total FVTPL securities	4,934	(95)	17	1,182	(252)	–	82	(44)	5,824	37
FVOCI Securities
Corporate equity	177	–	(14)	29	–	–	–	–	192	na
Total FVOCI securities	177	–	(14)	29	–	–	–	–	192	na
Business and Government Loans	302	(21)	4	62	–	(52)	29	–	324	(21)
Other Assets	1,717	(67)	–	277	(7)	(437)	–	–	1,483	(63)
Derivative Assets
Foreign exchange contracts	10	(14)	–	48	–	(42)	–	–	2	(13)
Commodity contracts	2	11	–	–	–	–	–	–	13	12
Equity contracts	–	2	–	–	–	–	17	(9)	10	2
Credit default swaps	–	–	–	–	–	(1)	1	–	–	–
Total derivative assets	12	(1)	–	48	–	(43)	18	(9)	25	1
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Commodity contracts	4	(4)	–	–	–	–	–	–	–	(4)
Equity contracts	2	3	–	–	–	–	3	(3)	5	3
Credit default swaps	1	–	–	–	–	(1)	–	–	–	–
Total derivative liabilities	7	(1)	–	–	–	(1)	3	(3)	5	(1)

		Change in fair value			Movements		Transfers
For the year ended October 31, 2024 (Canadian $ in millions)	Fair value as at October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Purchases/ Issuances	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair value as at October 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$41	$(41)	$–	$–	$–	$–	$–
Corporate equity	37	–	–	4	–	–	–	(37)	4	–
Total trading securities	37	–	–	45	(41)	–	–	(37)	4	–

FVTPL Securities
Corporate debt	27	(10)	–	18	–	–	–	–	35	(10)
Corporate equity	4,208	(162)	11	1,068	(240)	(1)	16	(1)	4,899	57
Total FVTPL securities	4,235	(172)	11	1,086	(240)	(1)	16	(1)	4,934	47
FVOCI Securities
Corporate equity	160	–	13	4	–	–	–	–	177	na
Total FVOCI securities	160	–	13	4	–	–	–	–	177	na
Business and Government Loans	186	–	–	89	–	(171)	198	–	302	–
Other Assets	1,723	30	–	86	(21)	(101)	–	–	1,717	47
Derivative Assets
Foreign exchange contracts	–	–	–	10	–	–	–	–	10	–
Commodity contracts	5	(3)	–	–	–	–	–	–	2	(3)
Equity contracts	–	–	–	–	–	–	13	(13)	–	–
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative assets	5	(3)	–	10	–	–	13	(13)	12	(3)
Other Liabilities	5	–	–	8	–	(13)	–	–	–	–
Derivative Liabilities
Commodity contracts	1	3	–	–	–	–	–	–	4	3
Equity contracts	8	1	–	–	–	–	2	(9)	2	1
Credit default swaps	2	(2)	–	–	–	–	1	–	1	(1)
Total derivative liabilities	11	2	–	–	–	–	3	(9)	7	3

(1)
Foreign exchange translation on assets and liabilities held by foreign operations is included in our Consolidated Statement of Comprehensive Income as part of net gains on translation of net foreign operations.

(2)	Changes in unrealized gains (losses) on trading and FVTPL securities still held on October 31, 2025 and 2024 are included in earnings for the year.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

Summaryof Trading Revenue
Net interest income arises from interest and dividends related to trading assets and liabilities, and is reported net of interest expense associated with funding these assets and liabilities in the following table:

(Canadian $ in millions)	2025	2024
Interest rates	$1,026	$1,003
Foreign exchange	633	579
Equities	1,131	759
Commodities	365	150
Other	212	55
Total trading-related revenue	$3,367	$2,546
Reported as:
Net interest income	783	169
Non-interest revenue – trading revenues	2,584	2,377
Total trading-related revenue	$3,367	$2,546